VANECK EGYPT INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 92.6%
Automobiles & Components : 1.1%
GB Corp. * 1,038,399 $ 186,227
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Banks : 7.2%
Commercial International Bank
Egypt SAE (GDR) 959,909 1,265,160
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Capital Goods : 6.5%
ElSewedy Electric Co. 1,478,999 1,128,259
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Consumer Discretionary Distribution &
Retail : 0.8%
MM Group for Industry &
International Trade SAE * 1,070,423 144,024
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Consumer Durables & Apparel : 2.3%
Oriental Weavers 824,765 408,646
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Consumer Services : 1.5%
Cairo Investment & Real Estate
Development Co. SAE 805,281 266,863
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Energy : 3.0%
Capricorn Energy Plc * 251,557 532,014
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Financial Services : 17.5%
E-Finance for Digital & Financial
Investments 1,112,017 666,677
Egypt Kuwait Holding Co. SAE 683,218 882,240
Egyptian Financial Group-
Hermes Holding Co. * 1,451,827 692,941
Egyptian Financial Group-
Hermes Holding Co. (GDR) * 399,259 243,548
Fawry for Banking & Payment
Technology Services SAE * 3,440,121 575,140
3,060,546
Number
of Shares Value
Food, Beverage & Tobacco : 8.5%
Eastern Co. SAE 1,893,133 $ 1,480,418
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Health Care Equipment & Services : 1.8%
Cleopatra Hospital * 2,494,268 313,196
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Materials : 24.0%
Abou Kir Fertilizers & Chemical
Industries 666,779 1,446,873
Alexandria Mineral Oils Co. 1,693,038 525,992
Centamin Plc 503,115 511,415
Egyptian Chemical Industries
KIMA * 504,639 163,686
Ezz Steel Co. SAE * 500,444 866,788
Sidi Kerir Petrochemicals Co. 749,981 667,459
4,182,213
Real Estate Management & Development :
14.1%
Emaar Misr for Development
SAE * 2,086,165 217,361
Heliopolis Housing 1,324,456 482,205
Medinet Nasr Housing 4,240,965 417,118
Palm Hills Developments SAE * 4,253,854 295,865
Talaat Moustafa Group 2,357,023 1,049,003
2,461,552
Telecommunication Services : 4.3%
Telecom Egypt Co. 768,467 744,048
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Total Common Stocks
(Cost: $13,685,093) 16,173,166
Total Investments: 92.6%
(Cost: $13,685,093) 16,173,166
Other assets less liabilities: 7.4% 1,288,323
NET ASSETS: 100.0% $ 17,461,489
Definitions:
GDR Global Depositary Receipt
* Non-income producing
Summary of Investments by Sector
% of
Investments Value
Financials 26.7% $ 4,325,706
Materials 25.9 4,182,213
Real Estate 15.2 2,461,552
Consumer Staples 9.2 1,480,418
Industrials 7.0 1,128,259
Consumer Discretionary 6.2 1,005,760
Communication Services 4.6 744,048
Energy 3.3 532,014
Health Care 1.9 313,196
100.0% $ 16,173,166